Segment Information - Summary of Net Assets by Segments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Assets	$ 6,015	$ 5,511
Mineral Sands Business
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Assets	2,796	3,164
Pigment
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Assets	1,735	1,680
Corporate And Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Assets	1,365	725
Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Assets	$ 119	$ (58)